Property and Equipment (Details) - Schedule of Property and Equipment Consist - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Gross carrying value
Beginning balance		$ 1,180,395
Derecognised on deconsolidation of subsidiary		(1,180,395)
Ending balance	10,280,539
Additions	2,852,158
Acquisition through business combination	7,428,381
Accumulated depreciation and impairment loss
Beginning balance		240,164
Derecognised on deconsolidation of subsidiary		(240,164)
Ending balance	680,013
Net block	9,600,526
Charge for the year	680,013
ROU-office premises [Member]
Gross carrying value
Beginning balance
Ending balance	486,531
Additions	461,420
Acquisition through business combination	25,111
Accumulated depreciation and impairment loss
Beginning balance
Ending balance	50,845
Net block	435,686
Charge for the year	50,845
Building [Member]
Gross carrying value
Beginning balance
Ending balance	32,006
Additions
Acquisition through business combination	32,006
Accumulated depreciation and impairment loss
Beginning balance
Ending balance	462
Net block	31,544
Charge for the year	462
Property and equipment [Member]
Gross carrying value
Beginning balance		1,160,772
Derecognised on deconsolidation of subsidiary		(1,160,772)
Ending balance	9,676,353
Additions	2,326,888
Acquisition through business combination	7,349,465
Accumulated depreciation and impairment loss
Beginning balance		232,822
Derecognised on deconsolidation of subsidiary		(232,822)
Ending balance	616,304
Net block	9,060,049
Charge for the year	616,304
Furniture and fittings [Member]
Gross carrying value
Beginning balance		337
Derecognised on deconsolidation of subsidiary		(337)
Ending balance	11,802
Additions	11,802
Acquisition through business combination
Accumulated depreciation and impairment loss
Beginning balance		89
Derecognised on deconsolidation of subsidiary		(89)
Ending balance	421
Net block	11,381
Charge for the year	421
Vehicles [Member]
Gross carrying value
Beginning balance		754
Derecognised on deconsolidation of subsidiary		(754)
Ending balance	41,996
Additions	24,396
Acquisition through business combination	17,600
Accumulated depreciation and impairment loss
Beginning balance		139
Derecognised on deconsolidation of subsidiary		(139)
Ending balance	7,307
Net block	34,689
Charge for the year	7,307
Office equipment [Member]
Gross carrying value
Beginning balance		17,419
Derecognised on deconsolidation of subsidiary		(17,419)
Ending balance	796
Additions	796
Acquisition through business combination
Accumulated depreciation and impairment loss
Beginning balance		6,887
Derecognised on deconsolidation of subsidiary		(6,887)
Ending balance	61
Net block	735
Charge for the year	61
Computer equipment [Member]
Gross carrying value
Beginning balance		1,113
Derecognised on deconsolidation of subsidiary		(1,113)
Ending balance	31,055
Additions	26,856
Acquisition through business combination	4,199
Accumulated depreciation and impairment loss
Beginning balance		227
Derecognised on deconsolidation of subsidiary		(227)
Ending balance	4,613
Net block	26,442
Charge for the year	$ 4,613